Statements of Cash Flows (Parenthetical) (Unaudited) (USD $)	3 Months Ended		18 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Cash paid for interest	$ 0	$ 0	$ 0